Santander Group - Carfinco Financial Group (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 16, 2014	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 06, 2015	Dec. 31, 2014
Disclosure of detailed information about business combination [line items]
Goodwill		€ 26,960	€ 25,769	€ 26,724		€ 27,548
Carfinco Financial Group Inc.
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		6
Profit (loss) of combined entity as if combination occurred at beginning of period		€ 7
Santander Holding Canada Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity	3.60%
Santander Holding Canada Inc. | Banco Santander S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	96.40%
Santander Holding Canada Inc. | Carfinco Financial Group Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid					€ 209
Goodwill					€ 162